Organization and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recently Adopted Accounting Standards / Recently Issued Accounting Pronouncements Note Yet Adopted
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under the amendments in ASU 2016-02, lessees are required to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term for all leases (with the exception of short-term leases) at the commencement date. This guidance is effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842-): Targeted Improvements, to provide an additional (and optional) transition method with which to adopt ASU 2016-02. In July 2018, the FASB also issued ASU 2018-10, Codification Improvements to Topic 842, Leases, to clarify the codification more generally and/or to correct unintended application of guidance. More recently, in March 2019, the FASB issued ASU No. 2019-01, Leases (Topic 842): Codification Improvements, which was also issued to clarify the codification more generally and/or to correct unintended application of guidance. ASU 2019-01 clarifies transition disclosure requirements upon adoption of Topic 842.
We adopted ASUs 2016-02, 2018-11, 2018-10 and 2019-01 (“Lease ASUs”) as of January 1, 2019 using the optional transition method under ASU 2018-11 that allows for a cumulative-effect adjustment in the period of adoption without restating prior periods. Orion elected the practical expedients upon transition to retain the lease classification and initial direct costs for any leases that existed prior to adoption of the standard. As a result of adopting these Lease ASUs we recorded additional lease assets and liabilities of approximately $30 million and $31 million on our condensed consolidated balance sheet as of March 31, 2019. Additionally, upon adoption of ASU 2016-02 we de-recognized one asset previously recorded under build-to-suit accounting and its associated liability of $29 million. A right-of-use asset will be capitalized upon subsequent commencement of the lease.We refer to Note C. Leases for further information about adoption of Topic 842.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, that amends the hedge accounting recognition and presentation requirements under hedge accounting. The new standard will make more financial and non-financial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements, and simplifies how companies assess effectiveness. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, to introduce an alternative reference rate in the United States because of concerns about the sustainability of LIBOR. The Company adopted ASUs 2017-12 and 2018-16 as of January 1, 2019. Adoption of the standard did not result in adjustments to amounts recognized in the financial statements. The Company continually monitors whether additional hedging strategies are available under the new standard.
In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the elimination of the stranded income tax effects resulting from the enactment of the Tax Cuts and Jobs Act through a reclassification from accumulated other comprehensive income to retained earnings. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company adopted ASU 2018-02 as of January 1, 2019. The adoption of this guidance had no impact on the Company's financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses. The new guidance requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The new standard is effective for fiscal years beginning after December 15, 2019, including all interim periods within those years, and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company adopted ASU 2016-13 as of January 1, 2019. The adoption of this guidance and recognition of a loss allowance at an amount equal to lifetime expected credit losses for trade receivables was immaterial, did not result in a transition adjustment on retained earnings.
Recently Issued Accounting Pronouncements Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, that modifies the disclosure requirements for fair value measurements made in accordance with Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The new guidance removes requirements to disclose the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In August 2018, the FASB issued ASU No 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. The guidance changes the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. It eliminates requirements for certain disclosures that are no longer considered cost beneficial and requires new ones that the FASB considers pertinent. The guidance is effective for financial statements issued for fiscal years ending after December 15, 2020 for public business entities and fiscal years ending after December 15, 2021 for all other entities. Early adoption is permitted. Entities will apply the amendments retrospectively. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.

Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Revenue and Income Recognition
Revenue and Income Recognition
OEC recognizes revenue when or as it satisfies a performance obligation by transferring a good or a service to a customer. Revenue is only recognized when control is transferred to the customer. The amount of consideration we receive and revenue we recognize is based upon the terms stated in the sales contract, which may contain variable consideration such as discounts or rebates. We also give our customers a limited right to return product that has been damaged, does not satisfy their specifications, or other specific reasons. Payment terms on product sales to our customers typically range from 30 to 90 days.  Although certain exceptions exist where standard payment terms are exceeded, these instances are infrequent and do not exceed one year.
Revenue is recognized according to the five-step model proscribed in ASC 606. Under the first step, the entity has to identify the contract entered with a customer granting the right to receive goods or service in exchange for consideration. The second step requires the identification of distinct performance obligations within a contract. The transaction price of the arrangement is defined in Step 3 of ASC 606. In addition to the contractual fixed price the entity has to take variable considerations into account. If the entity identified more than one separate performance obligation under step 2, it has to account for this contract as a multiple element arrangement resulting in an allocation of revenues to the obligations identified. If these conditions are satisfied, revenue from the sale of goods is recognized when control have been transferred to the buyer, either at a point in time, or over time.
The Company derives substantial majority of revenues by selling carbon black to industrial customers for further processing. Revenue recognition and measurement is governed by the following principles. The amount of revenue, the transactions price, is contractually specified between the parties and is measured at the amount expected be received less value-added tax and any trade discounts and volume rebates granted. Discounts and volume rebates are accounted for as estimates of variable consideration and deducted from revenue.
With respect to the sale of goods, sales are recognized at the point in time control over the good transfers to the customer. The timing of the transfer of control varies depending on the individual terms of the sales agreement.
The Company's business is organized by its two carbon black product types. For corporate management purposes and all periods presented the Company had “Rubber” and “Specialty” as reportable operating segments. Rubber carbon black is used in the reinforcement of rubber in tires and mechanical rubber goods, Specialties are used as pigments and performance additives in coatings, polymers, printing and special applications.